Accounting policies - Schedule of Reconciliation about operating lease obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments		£ 3,628.2
Short-term and low value leases not included in lease liabilities		(73.8)
Extension options reasonably certain to be exercised		115.1
Signed leases not yet commenced		(598.1)
Gross lease liabilities	£ 3,002.5
Effect of discounting	(752.8)
Lease liabilities	£ 2,249.7
Impact on Initial Application of IFRS16 [member]
Disclosure of initial application of standards or interpretations [line items]
Gross lease liabilities		3,071.4
Effect of discounting		(745.2)
Lease liabilities		£ 2,326.2	£ 2,326.2